Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Estimated Useful Life of Property, Plant and Equipment	The depreciation of other assets that do not qualify as “Major equipment” is calculated under the straight-line method to allocate their cost less their residual values over their estimated useful lives, as follows:

Years
Buildings and facilities	Between 3 and 33
Machinery and equipment	Between 4 and 10
Vehicles	Between 2 and 10
Furniture and fixtures	Between 2 and 10
Other equipment	Between 2 and 10

Summary of Reclassified Discontinued Operations
a)	Restatement of the Statement of Income as of December 31, 2017 (was restructured in the 2018 annual report, presented on April 30, 2019)
The consolidated statement of income for the year ended December 31, 2017 included the net gain on the sale of our former subsidiary GMD (S/218.3 million, equivalent to US$64.6 million
) under the “Gain from the sale of investments” line item, rather than the “Profit from discontinued operations” line item, in accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, such amount has been restated in application of IFRS 5 paragraph 33 a).

	2017 Audited	Restatement GMD	Reclassification discontinued operations (*)	2017 Restated and Reclassified
Revenues	6,080,142	—	(2,066,129)	4,014,013
Operating costs	(5,407,355)	—	1,895,794	(3,511,561)

Gross profit (loss)	672,787	—	(170,335)	502,452

Administrative expenses	(429,181)	—	106,727	(322,454)
Other (expenses) income, net	(20,545)	—	(12,324)	(32,869)
Gain (loss) from the sale of investments	274,363	(218,264)	(21,554)	34,545

Operating profit (loss)	497,424	(218,264)	(97,486)	181,674

Financial expenses	(185,445)	—	34,668	(150,777)
Financial income	15,407	—	(1,665)	13,742

Share of the profit or loss in associates and joint ventures	1,327	—	(854)	473

Profit (loss) before income tax	328,713	(218,264)	(65,337)	45,112
Income tax	(123,037)	63,940	12,792	(46,305)

Profit (loss) from continuing operations	205,676	(154,324)	(52,545)	(1,193)

Profit from discontinued operations	3,562	154,324	52,545	210,431

Profit of the year	209,238			209,238

Earnings per share attributable to owners of the Company during the year	0.225			0.225

Earning (loss) per share from continuing operations attributable to owners of the Company during the year	0.220			(0.101)

(*)	Corresponds to financial result from discontinued operations, Stracon GyM S.A., CAM Servicios del Peru S.A., CAM Chile S.A. and Adexus S.A.
b)	Reclassified discontinued operations as of December 31, 2018
As a result of the divestment process, the results of discontinued operations are reclassified as follows:

	2018 Audited	Reclassification discontinued operations	2018 Reclassified
Profit for the year	57,415	—	57,415

Other comprehensive income:
Items that will not be reclassified to profit or loss

Remeasurement of actuarial gains and losses, net of tax	16,589	—	16,589

Items that may be subsequently reclassified to profit or loss
Cash flow hedge, net of tax	119	—	119
Foreign currency translation adjustment, net of tax	5,733	—	5,733
Exchange difference from net investment in a foreign operation, net of tax	(8,147)	—	(8,147)

	(2,295)	—	(2,295)

Other comprehensive income for the year, net of tax	14,294	—	14,294

Total comprehensive income for the year	71,709	—	71,709

Comprehensive income attributable to:
Owners of the Company	(67,548)	—	(67,548)
Non-controlling interest	139,257	—	139,257

	71,709	—	71,709

Comprehensive income attributable to owners of the Company:
Continuing operations	(98,942)	(32,342)	(131,284)
Discontinued operations	31,394	32,342	63,736

	(67,548)	—	(67,548)